Segment Information (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Major customers
Revenues from major customer	$ 904,498,793	$ 731,078,833	$ 462,439,368
Accounts receivable from major customer	415,150,008	357,442,102
Customer A | Real Estate Online Services
Major customers
Revenues from major customer			6,871,686
Customer A | Real Estate Brokerage Services
Major customers
Revenues from major customer			42,483,101
Customer A | Real Estate Information and Consulting Services
Major customers
Revenues from major customer			6,356,080
Customer A | Other Services
Major customers
Revenues from major customer			213,754
Revenues | Customer accounting risk | Customer A
Major customers
Revenues from major customer			55,924,621
Accounts receivable | Credit risk | Customer A
Major customers
Accounts receivable from major customer	53,534,294	43,318,976
Customer deposits | Customer deposits | Customer B
Major customers
Customer deposits from major customer	33,540,800	56,000,000
Customer deposits | Customer deposits | Customer C
Major customers
Customer deposits from major customer	24,513,750
Customer deposits | Customer deposits | Customer D
Major customers
Customer deposits from major customer	23,206,350
Customer deposits | Customer deposits | Customer E
Major customers
Customer deposits from major customer		$ 8,200,900